Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000117741 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Absolute Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Absolute Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$162	1.54%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Absolute Return Fund returned 10.64% (net), the S&P 500® Total Return Index returned 17.60%, and the HFRX Equity Hedge Index returned 8.62%.
  The spread for the period was 1.37%[1].
  The long portfolio contributed 19.66% for the trailing twelve-month period. The short portfolio detracted -9.01% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	7.79%	31.55%
	Industrials	3.90%	19.36%
Short	Health Care	0.52%	-7.74%
	Consumer Staples	0.31%	-3.28%
	Largest Detractors
Long	Health Care	-1.21%	14.60%
	Consumer Staples	-0.10%	8.89%
Short	Information Technology	-3.44%	-8.94%
	Industrials	-2.00%	-13.12%
Stock Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Centrus Energy Corp	1.12%	0.62%
	Broadcom Inc	0.92%	1.43%
Short	Sarepta Therapeutics Inc	0.28%	-0.22%
	Dow Inc	0.25%	-0.40%
	Largest Detractors
Long	Merck & Co Inc	-0.32%	1.13%
	Target Corp	-0.24%	0.52%
Short	Arcadium Lithium PLC	-0.45%	-0.69%
	EchoStar Corp	-0.38%	-0.30%
[1] The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Absolute Return Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index and the HFRX Equity Hedge Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	10.64%	14.42%	8.65%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
HFRX Equity Hedge Index	8.62%	7.87%	4.66%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 979,757,300
Holdings Count | Holding	1,709
Advisory Fees Paid, Amount	$ 10,509,682
Investment Company Portfolio Turnover	290.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$979,757,300
Total number of portfolio holdings	1,709
Total advisory fee paid, net	$10,509,682
Portfolio turnover rate as of the end of the reporting period	290%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	24.6%
Industrials	14.9%
Health Care	10.6%
Consumer Discretionary	9.5%
Communication Services	6.8%
Consumer Staples	6.1%
Energy	5.9%
Financials	4.1%
Materials	3.3%
Utilities	2.1%
Short-Term Investment	3.6%
Other Assets in Excess of Liabilities	8.5%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
C000126621 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Enhanced Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$152	1.42%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Enhanced Return Fund returned 13.74% (net) and the S&P 500® Total Return Index returned 17.60%.
  The spread for the period was 1.50%[1].
  The long portfolio contributed 25.58% for the trailing twelve-month period. The short portfolio detracted -9.84% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	8.87%	41.27%
	Industrials	4.70%	26.59%
Short	Health Care	0.72%	-9.43%
	Consumer Staples	0.34%	-3.79%
	Largest Detractors
Long	Health Care	-0.76%	20.71%
Short	Information Technology	-3.80%	-11.39%
	Industrials	-2.08%	-16.14%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Centrus Energy Corp	1.38%	0.75%
	Western Digital Corp	1.08%	0.74%
Short	Sarepta Therapeutics Inc	0.39%	-0.28%
	Dow Inc	0.31%	-0.47%
	Largest Detractors
Long	Merck & Co Inc	-0.27%	1.37%
	Gartner Inc	-0.25%	0.26%
Short	Arcadium Lithium PLC	-0.54%	-0.80%
	EchoStar Corp	-0.49%	-0.36%
[1] The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Enhanced Return Fund invests in other investment companies sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Enhanced Return Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	13.74%	19.19%	12.64%
S&P 500® Total Return Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 392,781,699
Holdings Count | Holding	1,763
Advisory Fees Paid, Amount	$ 3,496,783
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$392,781,699
Total number of portfolio holdings	1,763
Total advisory fee paid, net	$3,496,783
Portfolio turnover rate as of the end of the reporting period	153%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	7.9%
Industrials	5.9%
Health Care	3.8%
Consumer Discretionary	3.5%
Communication Services	2.2%
Consumer Staples	2.1%
Energy	1.7%
Financials	1.6%
Materials	1.4%
Utilities	0.7%
Affiliated Equity Registered Investment Companies	44.4%
Exchange Traded Funds	0.5%
Short-Term Investment	5.7%
Other Assets in Excess of Liabilities	18.6%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
C000130259 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Neutral Fund
Class Name	Institutional Class Shares
Trading Symbol	GONIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Neutral Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$156	1.54%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Neutral Fund returned 2.50% (net), the S&P 500® Total Return Index returned 17.60%, and the ICE BofA US 3-Month Treasury Bill Index returned 4.38%.
  The spread for the period was -2.37%[1].
  The long portfolio contributed 16.04% for the trailing twelve-month period. The short portfolio detracted -14.99% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	4.07%	25.79%
	Consumer Discretionary	3.87%	14.78%
Short	Health Care	0.81%	-11.55%
	Consumer Staples	0.24%	-4.80%
	Largest Detractors
Long	Health Care	-1.53%	16.28%
	Consumer Staples	-0.12%	9.56%
Short	Information Technology	-6.19%	-16.75%
	Industrials	-3.33%	-21.03%
Stock Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Centrus Energy Corp	0.94%	0.45%
	Rocket Lab USA Inc	0.59%	0.47%
Short	Sarepta Therapeutics Inc	0.56%	-0.41%
	Dow Inc	0.33%	-0.51%
	Largest Detractors
Long	Alpha Metallurgical Resource Inc	-0.28%	0.27%
	FMC Corp.	-0.26%	0.49%
Short	EchoStar Corp	-0.61%	-0.48%
	Arcadium Lithium PLC	-0.59%	-1.04%
[1] The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Gotham Neutral Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index and the ICE BofA US 3-Month Treasury Bill Index.
Growth of $10,000
For the years September 30, 2015 through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	2.50%	9.94%	4.05%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.08%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 109,522,732
Holdings Count | Holding	1,750
Advisory Fees Paid, Amount	$ 1,216,457
Investment Company Portfolio Turnover	466.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$109,522,732
Total number of portfolio holdings	1,750
Total advisory fee paid, net	$1,216,457
Portfolio turnover rate as of the end of the reporting period	466%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	21.3%
Industrials	18.0%
Health Care	12.5%
Consumer Discretionary	10.1%
Energy	7.6%
Consumer Staples	7.5%
Communication Services	5.5%
Materials	4.4%
Financials	3.9%
Utilities	2.5%
Short-Term Investment	3.2%
Other Assets in Excess of Liabilities	3.5%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
C000153419 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	GINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Index Plus Fund Institutional Class Shares returned 18.56% (net) and the S&P 500® Total Return Index returned 17.60%.
  The spread for the period was 8.33%[1].
  The long portfolio contributed 24.44% for the trailing twelve-month period. The short portfolio detracted -4.13% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	10.41%	43.16%
	Communication Services	4.13%	15.94%
Short	Health Care	1.16%	-12.15%
	Consumer Staples	0.81%	-5.42%
	Largest Detractors
Long	Consumer Staples	-1.35%	13.23%
	Materials	-0.72%	7.53%
Short	Industrials	-2.00%	-16.42%
	Information Technology	-1.46%	-12.01%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	NVIDIA Corporation	2.00%	6.29%
	Microsoft Corp	1.51%	7.29%
Short	Dow Inc	0.73%	-0.87%
	Moderna Inc	0.64%	-0.43%
	Largest Detractors
Long	LyondellBasell Industries NV	-0.52%	0.95%
	Target Corp	-0.41%	1.02%
Short	Warner Bros Discovery Inc	-0.95%	-0.79%
	Intel Corp	-0.55%	-0.67%
[1] The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Index Plus Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	18.56%	18.35%	15.70%
S&P 500® Total Return Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 1,139,762,879
Holdings Count | Holding	775
Advisory Fees Paid, Amount	$ 6,935,104
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,139,762,879
Total number of portfolio holdings	775
Total advisory fee paid, net	$6,935,104
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	6.1%
Financials	3.1%
Communication Services	2.7%
Industrials	2.5%
Health Care	2.4%
Consumer Discretionary	1.5%
Consumer Staples	1.5%
Materials	0.9%
Energy	0.8%
Real Estate	0.6%
Utilities	0.5%
Affiliated Equity Registered Investment Company	45.7%
Exchange Traded Funds	0.2%
Short-Term Investment	7.1%
Other Assets in Excess of Liabilities	24.4%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
C000197763 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Investor Class Shares
Trading Symbol	GNNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$159	1.46%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Index Plus Fund Investor Class Shares returned 18.27% (net) and the S&P 500® Total Return Index returned 17.60%.
  The spread for the period was 8.33%[1].
  The long portfolio contributed 24.44% for the trailing twelve-month period. The short portfolio detracted -4.13% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	10.41%	43.16%
	Communication Services	4.13%	15.94%
Short	Health Care	1.16%	-12.15%
	Consumer Staples	0.81%	-5.42%
	Largest Detractors
Long	Consumer Staples	-1.35%	13.23%
	Materials	-0.72%	7.53%
Short	Industrials	-2.00%	-16.42%
	Information Technology	-1.46%	-12.01%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	NVIDIA Corporation	2.00%	6.29%
	Microsoft Corp	1.51%	7.29%
Short	Dow Inc	0.73%	-0.87%
	Moderna Inc	0.64%	-0.43%
	Largest Detractors
Long	LyondellBasell Industries NV	-0.52%	0.95%
	Target Corp	-0.41%	1.02%
Short	Warner Bros Discovery Inc	-0.95%	-0.79%
	Intel Corp	-0.55%	-0.67%
[1] The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Gotham Index Plus Fund’s Investor Class Shares vs. the S&P 500® Total Return Index.
Growth of $10,000
For the period December 29, 2017* through September 30, 2025
*Investor Class Shares of the Gotham Index Plus Fund incepted on December 29, 2017.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class Shares	18.27%	18.04%	13.30%*
S&P 500® Total Return Index	17.60%	16.47%	14.43%**
*	Investor Class Shares of the Gotham Index Plus Fund incepted on December 29, 2017.
**	Benchmark performance is from commencement date of the Fund’s Institutional Class Shares only and is not the commencement date of the benchmark itself.

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 1,139,762,879
Holdings Count | Holding	775
Advisory Fees Paid, Amount	$ 6,935,104
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,139,762,879
Total number of portfolio holdings	775
Total advisory fee paid, net	$6,935,104
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	6.1%
Financials	3.1%
Communication Services	2.7%
Industrials	2.5%
Health Care	2.4%
Consumer Discretionary	1.5%
Consumer Staples	1.5%
Materials	0.9%
Energy	0.8%
Real Estate	0.6%
Utilities	0.5%
Affiliated Equity Registered Investment Company	45.7%
Exchange Traded Funds	0.2%
Short-Term Investment	7.1%
Other Assets in Excess of Liabilities	24.4%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
C000153420 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Total Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Total Return Fund returned 9.68% (net), the S&P 500® Total Return Index returned 17.60%, and the HFRX Equity Hedge Index returned 8.62%.
  The spread for the period was -1.43%[1].
  The long portfolio contributed 13.58% for the trailing twelve-month period. The short portfolio detracted -3.32% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	3.38%	23.16%
	Consumer Staples	1.85%	14.10%
Short	There were no short sectors that contributed
	Largest Detractors
Long	There were no long sectors that detracted
Short	Information Technology	-0.83%	-6.05%
	Industrials	-0.57%	-4.45%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Microsoft Corp	0.46%	3.10%
	Apple Inc	0.34%	2.86%
Short	Teradyne Inc	0.02%	-0.01%
	Largest Detractors
Long	Marsh & McLennan Companies Inc	-0.02%	0.44%
	LyondellBasell Industries NV	-0.01%	0.25%
Short	Intel Corp	-0.05%	-0.27%
	Microchip Technology Inc	-0.05%	-0.23%
[1] The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Total Return Fund is an allocation strategy that invests in other investment companies advised and/or sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds. Stock Contributors/Detractors that do not round to +/- .01% Contribution are not shown.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Total Return Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index and the HFRX Equity Hedge Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	9.68%	10.95%	8.84%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
HFRX Equity Hedge Index	8.62%	7.87%	4.66%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 15,851,492
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$15,851,492
Total number of portfolio holdings	6
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	98.4%
Short-Term Investment	1.9%
Liabilities in Excess of Other Assets	(0.3)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
C000162939 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Large Value Fund
Class Name	Institutional Class Shares
Trading Symbol	GVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Large Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Large Value Fund returned 6.65% (net) and the S&P 500® Total Return Index returned 17.60%.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Information Technology	3.03%	10.77%
Financials	1.02%	12.67%
Largest Detractors
Consumer Staples	-0.11%	11.49%
Health Care	-0.07%	13.43%
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Citigroup Inc	0.73%	1.34%
Lam Research Corp	0.69%	0.45%
Largest Detractors
Elevance Health Inc	-0.42%	0.85%
Target Corp	-0.36%	0.67%

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Large Value Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $100,000
For the period December 31, 2015* through September 30, 2025
*The Gotham Large Value Fund commenced operations on December 31, 2015.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	6.65%	13.27%	11.60%*
S&P 500® Total Return Index	17.60%	16.47%	14.92%**
*	The Gotham Large Value Fund commenced operations on December 31, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 34,228,554
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 101,388
Investment Company Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,228,554
Total number of portfolio holdings	245
Total advisory fee paid, net	$101,388
Portfolio turnover rate as of the end of the reporting period	200%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	19.8%
Health Care	15.2%
Information Technology	13.5%
Financials	12.9%
Consumer Staples	10.0%
Consumer Discretionary	9.7%
Communication Services	7.3%
Energy	4.4%
Real Estate	3.0%
Materials	2.7%
Utilities	0.2%
Short-Term Investment	1.1%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
C000176940 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced S&P 500Index Fund
Class Name	Institutional Class Shares
Trading Symbol	GSPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Enhanced S&P 500 Index Fund returned 14.76% (net) and the S&P 500® Total Return Index returned 17.60%.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Information Technology	6.33%	28.67%
Communication Services	4.02%	13.83%
Largest Detractors
Healthcare	-0.48%	9.84%
(Health Care was the only sector with negative contribution)
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Alphabet Inc	1.98%	4.43%
NVIDIA Corporation	1.92%	5.02%
Largest Detractors
Merck & Co Inc	-0.40%	1.27%
Fiserv Inc	-0.22%	0.82%

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Gotham Enhanced S&P 500 Index Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $10,000
For the period December 30, 2016* through September 30, 2025
*The Gotham Enhanced S&P 500 Index Fund commenced operations on December 30, 2016.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	14.76%	15.84%	15.06%*
S&P 500® Total Return Index	17.60%	16.47%	15.26%**
*	The Gotham Enhanced S&P 500 Index Fund commenced operations on December 30, 2016.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Net Assets	$ 23,798,021
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 76,673
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$23,798,021
Total number of portfolio holdings	502
Total advisory fee paid, net	$76,673
Portfolio turnover rate as of the end of the reporting period	176%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	32.2%
Financials	15.2%
Communication Services	14.0%
Consumer Discretionary	10.7%
Health Care	9.7%
Industrials	9.2%
Consumer Staples	3.8%
Energy	1.7%
Materials	1.5%
Real Estate	1.0%
Utilities	0.3%
Short-Term Investment	0.7%
Liabilities in Excess of Other Assets	(0.0)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.